CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	9,662,181	9,662,181	9,657,319
Common stock, shares outstanding	9,625,719	9,625,719	9,628,496
Treasury stock, shares	36,462	36,462	28,823